UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10041

JNL Investors Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of principal executive offices) (Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks
Jackson National Asset Management, LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 338-5800

Date of fiscal year end: October 31

Date of reporting period: October 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders.

Annual Report
October 31, 2010

- JNL® Investors Series Trust

JNL/PPM America Total Return Fund
PPM America, Inc.

Market Summary: The fixed income markets performed exceptionally well for the year ended October 31, 2010.  Interest rates declined sharply during the period with yields on 5, 10 and 30 year Treasuries falling by 1.14%, 0.78% and 0.24%, respectively.  Interest rates declined because the economic recovery has been less robust than many expected and, therefore, inflation has remained quite low.  Yields on intermediate maturities declined more than yields on longer maturities because the market now expects the U.S. Federal Reserve (“Fed”) to continue to keep short-term interest rates at close to zero for the foreseeable future.  Also, the Fed’s program of quantitative easing has and will concentrate its purchases on intermediate maturities.  For the year, the Barclays Capital U.S. Aggregate Bond Index returned 8.01%.  Most  non-Treasury sectors such as corporate bonds, mortgage-backed securities (“MBS”) and federal agency bonds outperformed Treasuries as investors took more risk following the market turmoil of 2008 and early 2009.  Investment grade corporate bonds outperformed Treasuries by a historically large 3.4% as corporate credit quality improved from robust earnings and improved balance sheets.  Securitized bonds also outperformed Treasuries during the period with commercial mortgage-backed securities (“CMBS”) outperforming by 14.8% and federal agency mortgage-backed securities outperforming by 1.5%.  High yield bonds also had superior performance as the Barclays Capital U.S. High Yield Index returned 19.4%, outperforming comparable maturity Treasuries by 12.5%.

JNL/PPM America Total Return Fund
Sector Weightings:
Financials	24.6%
U.S. Government Agency
Mortgaged-Backed Securities	21.3
Non-U.S. Government Agency
Asset-Backed Securities	10.9
Materials	7.6
Investment Company	6.5
Energy	6.0
Consumer Discretionary	5.9
Utilities	4.9
Government Securities	4.0
Industrials	3.2
Telecommunication Services	2.2
Consumer Staples	1.8
Health Care	0.7
Information Technology	0.4
Total	100.0%

Portfolio Manager Commentary: For the year ended October 31, 2010, the Fund outperformed its benchmark by posting a return of 14.88% for Class A shares compared to 8.01% for the Barclays Capital U.S. Aggregate Bond Index.  The strong performance by the Fund was predominantly due to the favorable sector allocation.  More than 2% of the outperformance came as a result of our large corporate bond overweight.  Within the Fund’s corporate bond component, the industry allocation also benefited the Fund’s return as the Fund was overweight banking, insurance and BBB-rated cyclical companies all of which outperformed the corporate bond index.  During the period, the Fund’s holdings of high yield bonds also strongly contributed to performance as the high yield market handsomely outperformed the investment grade market.  The overweight in CMBS added almost 2% to performance.  Entering the period, CMBS was out of favor as investors were concerned about substantial losses in commercial real estate.  However, the market has become confident that losses in the types of CMBS the Fund invests in are highly unlikely to occur.  This change in sentiment created extremely strong demand for CMBS.  The Fund’s yield curve positioning boosted returns as it was overweight in 5-10 year securities, the maturity range where yields declined the most.  Finally, the Fund’s ability to remain fully invested due to lack of subscriptions and redemptions during the period, and its relatively small size, contributed positively to its investment performance.

Our current outlook for the fixed income markets is more sanguine than in the past.  Interest rates are quite low by historical standards and likely to rise as the economy recovers and the Fed ends quantitative easing some time in 2011.  However, within the bond market, the outlook for corporate bonds continues to be good as earnings will continue to grow and the quality of balance sheets will improve.  CMBS remains attractively valued while federal agency MBS is slightly overvalued.  We expect to continue to take advantage of changes in valuation between the various sectors in which we invest.

JNL/PPM America Total Return Fund (Class A)

Average Annual Total Returns

1 Year	14.88%
Since Inception	18.76%
(Inception date December 29, 2008)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses.

JNL Investors Series Trust
Schedules of Investments
October 31, 2010

Shares/Par Value
JNL/PPM America Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.2%
American Airlines Pass-Through Trust, 10.38%, 07/02/19	$176,539	$210,964
Banc of America Commercial Mortgage Inc. REMIC, 5.74%, 02/10/51 (a)	300,000	321,730
Bear Stearns Commercial Mortgage Securities REMIC
5.74%, 09/11/42 (a)	300,000	329,853
5.69%, 06/11/50 (a)	300,000	322,844
Countrywide Asset-Backed Certificates REMIC, 4.95%, 02/25/36 (a)	168,613	168,693
Delta Air Lines Inc. Pass-Through Trust
6.20%, 07/02/18	101,000	108,070
7.75%, 12/17/19	135,738	152,027
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	300,000	320,690
John Deere Owner Trust, 5.07%, 04/15/14	119,234	119,470
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.74%, 02/12/49 (a)	250,000	266,012
LB-UBS Commercial Mortgage Trust REMIC, 5.43%, 02/15/40	300,000	316,242
Morgan Stanley Re-REMIC Trust REMIC, 5.81%, 04/12/17 (a) (b)	300,000	327,317
United Air Lines Inc., 9.75%, 01/15/17	95,173	111,828

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,510,109)		3,075,740

CORPORATE BONDS AND NOTES - 57.7%
CONSUMER DISCRETIONARY - 6.1%
American Axle & Manufacturing Holdings Inc., 9.25%, 01/15/17 (b)	100,000	113,375
Interpublic Group Cos. Inc., 10.00%, 07/15/17	100,000	118,500
J.C. Penney Co. Inc., 5.65%, 06/01/20	149,000	144,157
Meritage Homes Corp.
6.25%, 03/15/15	100,000	100,500
7.15%, 04/15/20	100,000	97,000
MGM Mirage Inc., 9.00%, 03/15/20 (b)	100,000	109,375
NBC Universal Inc.
2.10%, 04/01/14 (b)	125,000	126,504
2.88%, 04/01/16 (b)	150,000	151,833
Phillips-Van Heusen Corp., 7.38%, 05/15/20	100,000	108,375
Reynolds Group Inc., 7.13%, 04/15/19 (b)	100,000	104,250
Univision Communications Inc., 7.88%, 11/01/20 (b)	100,000	105,000
Volvo AB, 5.95%, 04/01/15 (b)	177,000	194,790
Wynn Las Vegas LLC, 7.75%, 08/15/20 (b)	100,000	108,500
Yonkers Racing Corp, 11.38%, 07/15/16 (b)	90,000	98,550

		1,680,709
CONSUMER STAPLES - 1.8%
Altria Group Inc., 9.95%, 11/10/38 (c)	115,000	165,670
Bunge Ltd. Finance Co., 8.50%, 06/15/19 (c)	100,000	122,071
Delhaize Group, 5.88%, 02/01/14	83,000	93,881
Smithfields Foods Inc., 10.00%, 07/15/14 (b)	100,000	115,250

		496,872
ENERGY - 6.2%
Anadarko Petroleum Corp., 6.38%, 09/15/17	199,000	221,071
BP Capital Markets Plc, 3.13%, 10/01/15	200,000	205,261
Dolphin Energy Ltd., 5.89%, 06/15/19 (b)	196,657	213,864
ENI SpA, 5.70%, 10/01/40 (b)	100,000	102,512
Nabors Industries Inc., 5.00%, 09/15/20 (b)	180,000	183,644
Pride International Inc., 6.88%, 08/15/20	136,000	154,020

	Shares/Par	Value
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 4.50%, 09/30/12 (b)	250,000	261,963
Reliance Holdings USA Inc., 6.25%, 10/19/40 (b)	250,000	247,651
Weatherford International Ltd. Bermuda, 6.75%, 09/15/40	112,000	119,052

		1,709,038
FINANCIALS - 24.0%
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (b)	175,000	191,188
American General Finance Corp., 5.85%, 06/01/13	135,000	125,213
American General Finance Corp. - Term Loan, 7.50%, 04/21/15 (a) (d)	175,000	176,896
AON Corp.
3.50%, 09/30/15	300,000	309,612
8.21%, 01/01/27	100,000	105,301
Bangkok Bank Public Co., 4.80%, 10/18/20 (b)	239,000	236,314
Bank of America Corp.
8.00% (callable at 100 beginning 01/30/18) (e)	125,000	126,146
3.70%, 09/01/15	200,000	201,589
6.00%, 09/01/17	165,000	177,529
5.65%, 05/01/18	100,000	105,248
Capital One Capital VI, 8.88%, 05/15/40	190,000	200,450
Chubb Corp., 6.38%, 03/29/67 (a)	100,000	102,625
Citigroup Inc., 6.00%, 08/15/17	205,000	226,010
Corp. Andina de Fomento, 3.75%, 01/15/16	300,000	304,783
Credit Suisse AG, 5.40%, 01/14/20	125,000	135,398
Discover Bank, 7.00%, 04/15/20	250,000	275,922
General Electric Capital Corp., 4.38%, 09/16/20	100,000	100,871
Genworth Financial Inc., 8.63%, 12/15/16	161,000	183,863
Goldman Sachs Group Inc.
5.25%, 10/15/13	100,000	109,362
5.95%, 01/18/18	125,000	138,911
6.75%, 10/01/37	100,000	104,854
HSBC USA Inc, 9.50%, 04/15/14	145,000	172,942
Hyundai Capital America, 3.75%, 04/06/16 (b)	100,000	101,858
Hyundai Capital Services Inc., 6.00%, 05/05/15 (b)	100,000	109,760
International Lease Finance Corp.
6.50%, 09/01/14 (b)	150,000	162,000
6.75%, 09/01/16 (b)	100,000	109,000
8.88%, 09/01/17	100,000	114,250
7.13%, 09/01/18 (b)	125,000	137,500
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (e)	100,000	106,601
4.25%, 10/15/20	301,000	303,196
Macquarie Group Ltd., 7.30%, 08/01/14 (b)	150,000	169,538
Merrill Lynch & Co. Inc., 6.15%, 04/25/13	200,000	216,776
Morgan Stanley, 3.45%, 11/02/15	155,000	155,850
NiSource Finance Corp., 10.75%, 03/15/16 (c)	106,000	142,118
Pricoa Global Funding I, 5.30%, 09/27/13 (b)	255,000	281,027
ProLogis, 7.38%, 10/30/19	200,000	223,163
Swiss Re Solutions Holding Corp., 7.75%, 06/15/30	200,000	232,655
UBS AG Stamford, 5.88%, 07/15/16	102,000	113,548
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (e)	100,000	105,000

		6,594,867
HEALTH CARE - 0.7%
HCA Inc., 9.25%, 11/15/16	100,000	108,250

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust
Schedules of Investments
October 31, 2010

	Shares/Par	Value
UnitedHealth Group Inc., 5.70%, 10/15/40	$ 85,000	$84,758

		193,008
INDUSTRIALS - 3.3%
Abengoa Finance SAU, 8.88%, 11/01/17 (b)	150,000	147,750
Accuride Corp., 9.50%, 08/01/18 (b)	100,000	109,000
Allied Waste North America Inc., 6.88%, 06/01/17	100,000	110,125
Bombardier Inc., 7.75%, 03/15/20 (b)	178,000	197,580
Case New Holland Inc., 7.88%, 12/01/17 (b)	112,000	125,160
Owens Corning, 9.00%, 06/15/19	100,000	121,223
Spirit Aerosystems Inc., 7.50%, 10/01/17	100,000	105,000

		915,838
INFORMATION TECHNOLOGY - 0.4%
Jabil Circuit Inc., 5.63%, 12/15/20	100,000	101,000
MATERIALS - 7.9%
Allegheny Technologies Inc., 9.38%, 06/01/19	100,000	120,056
Anglo American Capital Plc, 9.38%, 04/08/14 (b)	250,000	307,069
Building Materials Corp. of America, 7.00%, 02/15/20 (b)	100,000	104,250
Cargill Inc., 7.35%, 03/06/19 (b)	100,000	125,739
Cemex Finance LLC, 9.50%, 12/14/16 (b)	147,000	148,470
Dow Chemical Co.
7.60%, 05/15/14 (c)	150,000	176,483
8.55%, 05/15/19 (c)	125,000	160,542
FMG Resources August 2006 Pty Ltd., 7.00%, 11/01/15 (b)	100,000	102,500
Georgia-Pacific LLC, 5.40%, 11/01/20 (b)	100,000	101,000
International Paper Co., 7.30%, 11/15/39 (c)	178,000	202,889
PE Paper Escrow GmbH, 12.00%, 08/01/14 (b)	100,000	115,983
Teck Resources Ltd., 10.75%, 05/15/19	390,000	498,225

		2,163,206
TELECOMMUNICATION SERVICES - 3.0%
CC Holdings GS V LLC, 7.75%, 05/01/17 (b)	100,000	112,250
Crown Castle Towers LLC, 4.88%, 08/15/20 (b)	200,000	203,752
Rogers Wireless Communications Inc., 6.38%, 03/01/14	100,000	115,475
Telecom Italia Capital SA, 6.18%, 06/18/14	150,000	167,594
Virgin Media Finance Plc, 8.38%, 10/15/19	100,000	111,500
Virgin Media Secured Finance Plc, 6.50%, 01/15/18	100,000	107,250

		817,821
UTILITIES - 4.3%
Abu Dhabi National Energy Co., 4.75%, 09/15/14 (b)	175,000	181,992
Calpine Corp, 7.50%, 02/15/21 (b)	100,000	102,375
CenterPoint Energy Houston Electric LLC, 7.00%, 03/01/14	150,000	176,936
Duquesne Light Holdings Inc., 6.40%, 09/15/20 (b)	250,000	257,080
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	150,000	163,612
Frontier Communications Corp., 8.50%, 04/15/20	100,000	115,500
GenOn Escrow Corp., 9.50%, 10/15/18 (b)	73,000	71,175
Oncor Electric Delivery Co., 6.80%, 09/01/18	100,000	122,005

		1,190,675

Total Corporate Bonds and Notes (cost $14,338,942)		15,863,034

Shares/Par Value
GOVERNMENT AND AGENCY OBLIGATIONS - 26.0%
GOVERNMENT SECURITIES - 4.1%
Municipals - 0.7%
University of Texas System, 4.79%, 08/15/46	200,000	191,826
Sovereign - 0.4%
Tennessee Valley Authority, 5.25%, 09/15/39	100,000	112,451
U.S. Treasury Securities - 3.0%
U.S. Treasury Bond
5.25%, 11/15/28	50,000	61,274
4.63%, 02/15/40	255,000	282,970
4.38%, 05/15/40	166,000	176,817
U.S. Treasury Note, 1.25%, 10/31/15	300,000	301,031

		822,092
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 21.9%
Federal Home Loan Mortgage Corp. - 12.9%
Federal Home Loan Mortgage Corp.
4.00%, 11/15/25 , TBA (f)	636,000	665,514
5.50%, 04/01/38	1,052,820	1,129,079
6.50%, 04/01/39	296,630	327,200
5.00%, 08/01/40	1,334,002	1,415,561

		3,537,354
Federal National Mortgage Association - 5.1%
Federal National Mortgage Association
5.13%, 01/02/14	150,000	167,052
5.00%, 06/01/23	315,804	336,737
6.00%, 11/01/38	555,627	603,686
4.00%, 11/15/40 , TBA (f)	293,000	302,065

		1,409,540
Government National Mortgage Association - 3.9%
Government National Mortgage Association, 4.50%, 07/15/39	1,018,934	1,088,338

Total Government and Agency Obligations (cost $7,123,270)		7,161,601

COMMON STOCKS - 0.2%
FINANCIALS - 0.2%
Citigroup Inc. (g)	12,269	51,162

Total Common Stocks (cost $29,149)		51,162

PREFERRED STOCKS - 0.8%
FINANCIALS - 0.8%
Citigroup Capital XIII, 7.88%, (callable at 25 on 10/30/15)	8,000	212,000

Total Preferred Stocks (cost $204,400)		212,000

SHORT TERM INVESTMENTS - 6.7%
Investment Company - 6.7%
JNL Money Market Fund, 0.09% (h) (i)	1,833,276	1,833,276

Total Short Term Investments (cost $1,833,276)		1,833,276

Total Investments - 102.6% (cost $26,039,146)		28,196,813
Other Assets and Liabilities, Net - (2.6%) (j)		(708,665)

Total Net Assets - 100.0%		$27,488,148

(a)	Variable rate security. Rate stated was in effect as of October 31, 2010.
(b)
Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The sub-adviser deemed this security to be liquid based on procedures approved by the Trust's Board of Trustees ("Board"). As of October 31, 2010, the value of Rule 144A and Section 4(2) liquid securities was $6,575,688.

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust
Schedules of Investments
October 31, 2010

(c)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(d)
Restricted as to public resale.  Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities Note in the Notes to Schedules of Investments.

(e)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(f)	Investment purchased on a delayed delivery basis. As of October 31, 2010, the total cost of investments purchased on a delayed delivery basis was $969,389.
(g)	Non-income producing security.
(h)	Investment in affiliate.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of October 31, 2010.
(j)	Cash is pledged as collateral for open futures contracts. As of October 31, 2010, total value of collateral for JNL/PPM America Total Return Fund was $50,000.
Abbreviations:
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced (Securities purchased on a delayed delivery basis)

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust
Schedules of Investments
October 31, 2010

Summary of Investments by Country (as a percentage of total long-term investments):
JNL/PPM
America
Total Return
Fund
Australia	1.0%
Belgium	0.3
Canada	3.1
Italy	1.0
Mexico	0.5
Qatar	1.0
South Africa	0.4
South Korea	0.4
Spain	0.6
Sweden	0.8
Switzerland	1.4
Thailand	0.9
United Arab Emirates	1.5
United Kingdom	2.8
United States	83.1
Venezuela	1.2
Total	100.0%

See accompanying notes to the Financial Statements.

JNL Investors Series Trust
Schedules of Investments
October 31, 2010

Shares/Par Value
JNL Money Market Fund
CORPORATE BONDS AND NOTES - 3.2%
FINANCIALS - 3.2%
Bank of America Bank Note, 0.30%, 03/08/11	$11,000,000	$11,000,000
Goldman Sachs Group Inc.
5.00%, 01/15/11	10,000,000	10,095,271
6.88%, 01/15/11	10,000,000	10,133,414
National Australia Bank Ltd., 0.29%, 01/27/11 (a) (b)	6,245,000	6,245,000
Wachovia Corp., 5.35%, 03/15/11	5,000,000	5,091,453
Wells Fargo & Co., 0.74%, 01/24/11 (a)	6,200,000	6,206,764

Total Corporate Bonds and Notes (cost $48,771,902)		48,771,902

SHORT TERM INVESTMENTS - 96.8%
Certificates of Deposit - 25.1%
Bank of Montreal, 0.35%, 10/26/11	20,000,000	20,000,000
Bank of Nova Scotia
0.26%, 01/07/11	12,000,000	12,000,000
0.30%, 02/25/11	10,500,000	10,500,000
Barclays Bank Plc
0.46%, 02/11/11	4,000,000	4,000,000
0.60%, 07/01/11	16,000,000	16,000,000
0.76%, 10/25/11	15,000,000	15,000,000
BNP Paribas
0.30%, 01/11/11	12,200,000	12,201,680
0.38%, 03/29/11	15,000,000	15,000,000
0.38%, 04/08/11	12,000,000	12,000,000
Citibank
0.28%, 01/10/11	15,300,000	15,300,000
0.36%, 03/23/11	16,100,000	16,101,935
Credit Agricole SA
0.32%, 01/25/11	10,000,000	10,000,000
0.50%, 03/03/11	8,600,000	8,600,000
DNB Nor Bank ASA
0.37%, 11/19/10	10,600,000	10,600,000
0.35%, 02/16/11	12,400,000	12,400,000
Nordea Bank Finland Plc
0.33%, 02/28/11	10,600,000	10,600,000
0.28%, 04/06/11	32,400,000	32,400,000
Rabobank Nederland NV, 0.33%, 03/08/11	19,800,000	19,800,000
Royal Bank of Canada, 0.26%, 02/24/11	9,500,000	9,500,000
Royal Bank of Scotland Plc
0.33%, 01/21/11	10,000,000	10,000,000
0.49%, 03/01/11	11,500,000	11,500,000
Societe Generale NY
0.40%, 03/15/11	12,000,000	12,000,000
0.38%, 04/01/11	17,000,000	17,000,354
Svenska Handels NY
0.26%, 01/05/11	13,500,000	13,500,185
0.30%, 04/15/11	15,300,000	15,300,000
Toronto-Dominion Bank NY, 0.33%, 10/28/11 (a)	7,600,000	7,600,000
UBS AG Stamford
0.52%, 11/04/10 (a)	11,000,000	11,000,000
0.34%, 03/02/11	13,500,000	13,500,000
0.53%, 07/15/11	5,500,000	5,500,000

		378,904,154
Commercial Paper - 20.7%
Bank of America Corp., 0.30%, 01/11/11	12,000,000	11,992,900
CAFCO LLC, 0.24%, 12/09/10 (b)	18,000,000	17,995,440
Canadian Imperial Bank of New York, 0.25%, 01/10/11 (b)	17,000,000	16,991,736
Chariot Funding LLC, 0.25%, 11/18/10	18,200,000	18,197,851
Ciesco LLC
0.25%, 11/09/10 (b)	7,000,000	6,999,611

	Shares/Par	Value
0.24%, 12/18/10 (b)	13,000,000	12,996,793
Clipper Receivables Co., 0.26%, 12/06/10 (b)	16,500,000	16,495,829
CRC Funding LLC, 0.30%, 01/10/11 (b)	13,500,000	13,492,256
Falcon Asset Securitization Co. LLC
0.26%, 12/01/10 (b)	7,000,000	6,998,483
0.27%, 12/01/10 (b)	10,500,000	10,497,638
General Electric Capital Corp.
0.47%, 12/16/10 (b)	20,000,000	19,988,250
0.26%, 04/04/11	16,000,000	15,982,205
HSBC Bank USA, 0.29%, 11/08/10	5,000,000	4,999,718
Jupiter Securitization Corp., 0.24%, 11/12/10 (b)	21,700,000	21,698,409
Market Street Funding
0.29%, 01/10/11 (b)	5,500,000	5,496,899
0.30%, 01/11/11	6,299,000	6,295,273
New York Life Cap, 0.24%, 11/03/10 (b)	4,900,000	4,899,935
Novartis AG, 0.26%, 12/14/10 (b)	8,800,000	8,797,267
Old Line Funding LLC
0.23%, 11/16/10	18,850,000	18,848,194
0.25%, 12/07/10	6,200,000	6,198,450
Procter & Gamble Co., 0.25%, 04/06/11 (b)	12,900,000	12,886,025
Ranger Funding Co. LLC, 0.24%, 11/19/10 -12/1/01/10 (b)	30,000,000	29,995,360
Windmill Funding LLC
0.25%, 11/16/10	4,600,000	4,599,521
0.26%, 01/06/11	18,400,000	18,391,229

		311,735,272
Federal Home Loan Bank - 0.9%
Federal Home Loan Bank
0.26%, 12/27/10	10,400,000	10,395,794
0.34%, 02/16/11	2,600,000	2,597,372

		12,993,166
Federal Home Loan Mortgage Corp. - 1.6%
Federal Home Loan Mortgage Corp.
0.25%, 12/20/10	10,500,000	10,496,427
0.31%, 01/10/11	2,300,000	2,298,614
0.37%, 02/18/11	1,018,000	1,016,875
0.27%, 03/01/11	10,800,000	10,790,233

		24,602,149
Federal National Mortgage Association - 2.9%
Federal National Mortgage Association
0.25%, 12/15/10 - 01/05/11	35,200,000	35,187,222
0.27%, 12/22/10	2,343,000	2,342,104
0.36%, 02/14/11	6,400,000	6,393,280

		43,922,606
Investment Company - 0.0%
JPMorgan Prime Money Market Fund, 0.04% (c)	10,850	10,850
Repurchase Agreements - 45.6%
Repurchase Agreement with Banc of America Securities, 0.23% (Collateralized by $174,370,566 Federal National Mortgage Association, 4.50%, due 10/01/40, value $183,600,000) acquired on 10/29/10, due 11/01/10 at $180,003,450	$180,000,000	180,000,000
Repurchase Agreement with Barclays Bank Plc, 0.23% (Collateralized by $369,046,000 Federal National Mortgage Association, 0.63%, due 08/09/13, value $369,444,160) acquired on 10/29/10, due 11/01/10 at $362,206,942	362,200,000	362,200,000

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust
Schedules of Investments
October 31, 2010

	Shares/Par	Value
Repurchase Agreement with UBS Securities LLC, 0.22% (Collateralized by $58,937,205 Federal Home Loan Mortgage Association, 4.50%, due 09/01/40, value $62,213,347, $82,635,481 Federal National Mortgage Association, 4.50%, due 04/01/25, value $87,726,653) acquired on 10/29/10, due 11/01/10 at $147,002,695	$147,000,000	$147,000,000

		689,200,000

Total Short Term Investments (cost $1,461,368,197)		1,461,368,197

Total Investments - 100.0% (cost $1,510,140,099)		1,510,140,099
Other Assets and Liabilities, Net - (0.0% )		182,194
Total Net Assets - 100.0%		$ 1,510,322,293

(a)	Variable rate security. Rate stated was in effect as of October 31, 2010.
(b)
Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The sub-adviser deemed this security to be liquid based on procedures approved by the Trust's Board of Trustees ("Board"). As of October 31, 2010, the value of Rule 144A and Section 4(2) liquid securities was $212,474,931.

(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of October 31, 2010.

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust
Notes to Schedules of Investments
October 31, 2010

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The following table details restricted securities including Rule 144A securities that have not been deemed liquid, held by the JNL/PPM America Total Return Fund at October 31, 2010.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/PPM America Total Return Fund
American General Finance Corp. - Term Loan, 7.50%, 04/16/15	04/20/2010	$173,108	$176,896	0.6%

Investments in Affiliates - See Note 4 in the Notes to the Financial Statements for further discussion of affiliated investments.  The JNL/PPM America Total Return Fund had an investment in the JNL Money Market Fund, an affiliate of the Fund, during the year ended October 31, 2010.  JNL/PPM America Total Return Fund’s investment in JNL Money Market Fund at October 31, 2009 and 2010 was $1,835,284 and $1,833,276, respectively.  Dividend income received from this investment during the year ended October 31, 2010 was  $2,776.  There was no realized gain or loss relating to transactions in this investment during the year ended October 31, 2010.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national exchange or foreign stock exchange or investments in mutual funds.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets and securities subject to corporate actions.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including Jackson National Asset Management, LLC's ("Adviser") own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities, or changes in the security’s underlying index or comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued securities or securities for which reliable quotes are not available.  There were no significant transfers between Level 1 and Level 2 during the period.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  See Note 2 in the Notes to the Financial Statements for security valuation accounting policies.

The following table summarizes each Fund's investments in securities and other financial instruments as of October 31, 2010 by valuation level.

	Assets as of October 31, 2010 by Level:
	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Non-U.S. Government Agency ABS	$ -	$ 3,075,740	$ -	$ 3,075,740
Corporate Bonds and Notes1	-	15,863,034	-	15,863,034
Government and Agency Obligations	-	7,161,601	-	7,161,601
Common Stock	51,162	-	-	51,162
Preferred Stock	212,000	-	-	212,000
Short Term Investments	1,833,276	-	-	1,833,276
Fund Total	$ 2,096,438	26,100,375	$ -	$ 28,196,813
JNL Money Market Fund
Corporate Bond and Notes	$ -	$ 48,771,902	$ -	$ 48,771,902
Short Term Investments	10,850	1,461,357,347	-	1,461,368,197
Fund Total	$ 10,850	$1,510,129,249	$ -	$1,510,140,099

1Unfunded loan commitments in the JNL/PPM America Total Return Fund are not reflected in the Schedule of Investments. Unrealized appreciation of $1,292 on these commitments is reflected in other assets on the Statement of Assets and Liabilities.

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust
Notes to Schedules of Investments (continued)
October 31, 2010

	Assets as of October 31, 2010 by Level:				Liabilities as of October 31, 2010 by Level:
	Investments in Other Financial Instruments1				Investments in Other Financial Instruments1
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Open Futures Contracts	$ 1,780	$ -	$ -	$ 1,780	$ (43,217)	$ -	$ -	$ (43,217)

1Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value during the period:

	Balance at Beginning of Year	Transfers Into Level 3	Transfers Out of Level 3	Purchases	(Sales)	Total Realized and Change in Unrealized Gain/(Loss)	Balance at End of Year
JNL/PPM America Total Return Fund
Corporate Bonds and Notes	$ 318,469	$ -	$ -	$ -	$ (346,043)	$ 27,574	$ -

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/PPM America Total Return Fund
U.S. Treasury Bond Future, 30-Year	December 2010	(1)	$ 1,780
U.S. Treasury Note Future, 10-Year	December 2010	(11)	(10,389)
U.S. Treasury Note Future, 5 Year	December 2010	(19)	(32,828)
			$ (41,437)

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust
Statements of Assets and Liabilities
October 31, 2010

	JNL/PPM America Total Return Fund	JNL Money Market Fund
Assets
Investments - unaffiliated, at value (a)	$26,363,537	$820,940,099
Investments - affiliated, at value (b)	1,833,276	–
Repurchase agreements (a)	–	689,200,000
Total investments, at value (c)	28,196,813	1,510,140,099
Receivable for investments sold	1,449,008	–
Receivable for dividends and interest	263,100	573,361
Receivable for variation margin	1,266	–
Receivable for deposits with brokers	50,000	–
Other assets	1,777	1,814
Total assets	29,961,964	1,510,715,274

Liabilities
Cash overdraft	20,389	–
Payable for advisory fees	11,622	252,084
Payable for administrative fees	2,324	–
Payable for investment securities purchased	2,425,422	–
Payable for dividends	–	106,246
Payable for trustee fees	509	22,491
Payable for other expenses	132	12,160
Payable for variation margin	13,418	–
Total liabilities	2,473,816	392,981
Net assets	$27,488,148	$1,510,322,293

Net assets consist of:
Paid-in capital	$22,362,215	$1,510,317,293
Undistributed net investment income	988,110	–
Accumulated net realized gain	2,020,301	5,000
Net unrealized appreciation on investments and foreign currency	2,117,522	–
	$27,488,148	$1,510,322,293

Shares outstanding (no par value), unlimited shares authorized	2,220,308	1,510,317,293
Net asset value per share	$12.38	$1.00

(a) Investments - unaffiliated, at cost	$24,205,870	$1,510,140,099
(b) Investments - affiliated, at cost	1,833,276	–
(c) Total investments, at cost	$26,039,146	$1,510,140,099

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust
Statements of Operations
October 31, 2010

	JNL/PPM America Total Return Fund	JNL Money Market Fund
Investment income
Dividends (a)	$4,469	$4,301
Interest	1,314,489	2,712,549
Total investment income	1,318,958	2,716,850

Expenses
Advisory fees	127,635	2,045,389
Administrative fees	25,527	–
Legal fees	219	6,351
Trustee fees	670	24,288
Other expenses	336	19,022
Total expenses	154,387	2,095,050
Net investment income	1,164,571	621,800

Net realized gain (loss) on:
Unaffiliated investments	2,242,249	13,443
Future contracts	(206,067)	–
Net change in unrealized appreciation (depreciation) on:
Investments	404,982	–
Futures contracts	(40,752)	–
Net realized and unrealized gain	2,400,412	13,443

Net increase in net assets from operations	$3,564,983	$635,243

(a) Dividends from affiliated investments	$2,776	$—

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust
Statements of Changes

	JNL/PPM America Total Return Fund		JNL Money Market Fund
	For The Year Ended October 31, 2010	For The Period Ended October 31, 2009 (a)	For The Year Ended October 31, 2010	For The Year Ended October 31, 2009
Operations
Net investment income	$1,164,571	$770,498	$621,800	$3 ,051,735
Net realized gain	2,036,182	1,399,375	13,443	40,671
Net change in unrealized appreciation (depreciation)	364,230	1,753,292	–	–
Net increase in net assets from operations	3,564,983	3,923,165	635,243	3,092,406
Distributions to shareholders
From net investment income
Class A/Institutional Class	(982,782)	–	(621,800)	(3,051,735)
From net realized gains
Class A/Institutional Class	(1,379,433)	–	(40,629)	(157,755)
Total distributions to shareholders	(2,362,215)	–	(662,429)	(3,209,490)
Share transactions1
Proceeds from the sale of shares
Class A/Institutional Class	–	39,605,800	13,736,592,238	8,874,368,960
Class C (d)	–	4,000,000	–	–
Reinvestment of distributions
Class A/Institutional Class	2,362,215	–	–	–
Cost of shares redeemed
Class A/Institutional Class	–	(18,884,404)	(13,070,448,364)	(8,534,979,890)
Class C (d)	–	(4,721,396)	–	–
Net increase in net assets from share transactions	2,362,215	20,000,000	666,143,874	339,389,070
Net increase net assets	3,564,983	23,923,165	666,116,688	339,271,986
Net assets beginning of year	23,923,165	–	844,205,605	504,933,619
Net assets end of year	$27,488,148	$23,923,165	$1,510,322,293	$844,205,605
Undistributed net investment income	$988,110	$770,498	$–	$–
1Share transactions
Shares sold
Class A/Institutional Class	–	3,607,078	13,736,592,238	8,874,368,960
Class C (d)	–	400,797	–	–
Reinvestment of distributions
Class A/Institutional Class	216,320	–	–	–
Shares redeemed
Class A/Institutional Class	–	(1,603,090)	(13,070,448,364)	(8,534,979,890)
Class C (d)	–	(400,797)	–	–
Net increase
Class A/Institutional Class	216,320	2,003,988	666,143,874	339,389,070
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$113,096,493 (b)	$145,733,028 (c)	$59,885,248	$–
Proceeds from sales of securities	112,794,003 (b)	125,424,863 (c)	62,687,300	–

(a) Period from December 29, 2008 (commencement of operations).
(b) Amounts include $15,292,233 and $14,585,773 of purchases and sales, respectively, of U.S. Government Securities.
(c) Amounts include $66,289,027 and $75,760,249 of purchases and sales, respectively, of U.S. Government Securities.
(d) Class C Shares for the JNL/PPM America Total Return Fund were discontinued on September 28, 2009.

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust
Financial Highlights
For a Share Outstanding

Increase (Decrease) from Investment Operations (e)	Distributions from:	Supplemental Data	Ratios
Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains, (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Expenses to Average Net Assets (c)	Net Investment Income (Loss) to Average Net Assets (c)
JNL/PPM America Total Return Fund For the year ended October 31,
2010		$11.94	$0.53	$1.09	$1.62	$(0.49)	$(0.69)	$12.38	14.88%	$27,488	246%	(d)	0.60%	4.56%
2009	(a)	10.00	0.40	1.54	1.94	–	–	11.94	19.40	23,923	476	(d)	0.80	4.39
JNL Money Market Fund For the year ended October 31,
2010	1.00	0.00 (f)	–	0.00 (f)	0.00	(f)	–	1.00	0.06	1,510,322	n/a	0.20	0.06
2009	1.00	0.01	–	0.01	(0.01)		–	1.00	0.60	844,206	n/a	0.21	0.49
2008	1.00	0.03	–	0.03	(0.03)		–	1.00	3.12	504,934	n/a	0.21	3.14
2007	1.00	0.05	–	0.05	(0.05)		–	1.00	5.23	541,303	n/a	0.21	5.10
2006	1.00	0.05	–	0.05	(0.05)		–	1.00	4.74	300,960	n/a	0.22	4.66
(a) Commencement of operations for JNL/PPM America Total Return Fund was December 29, 2008.
(b) Total return assumes reinvestment of all distributiosn for the period. Total return is not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was 647% for the period ended October 31, 2009 and 454% for the year ended October 31, 2010.
(e) Calculated using the average shares method.
(f) Amount represents less than $0.005.

JNL Investors Series Trust
Notes to Financial Statements
October 31, 2010

NOTE 1. ORGANIZATION
The JNL Investors Series Trust (“Trust”) was organized under the laws of Massachusetts, by a Declaration of Trust, dated July 28, 2000.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and the Securities Act of 1933, as amended, (“1933 Act”) as an open-end management investment company issuing its shares in various series. Each series is known as a “Fund” (collectively, “Funds”) and represents a distinct portfolio with its own investment objectives and policies.  The Trust currently consists of two (2) separate Funds, the JNL/PPM America Total Return Fund, for which PPM America, Inc. serves as the sub-adviser, and the JNL Money Market Fund, for which Wellington Management Company, LLP serves as sub-adviser.  The JNL/PPM America Total Return Fund and the JNL Money Market Fund are diversified investment companies as defined in the 1940 Act.

The JNL/PPM America Total Return Fund presently offers one class of shares, Class A, which are not currently offered to retail investors. The JNL Money Market Fund offers an Institutional Class of shares.  Institutional Class shares are not sold to retail investors.

Jackson National Asset Management, LLC ("JNAM" or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson"), serves as investment adviser to each of the Funds.  The Adviser is a wholly owned subsidiary of Jackson, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  PPM America, Inc., an affiliate of JNAM, serves as a sub-adviser to JNL/PPM America Total Return Fund.  At October 31, 2010, affiliated investment companies owned 100% of the outstanding capital shares of the JNL Money Market Fund.  The Prudential Assurance Company Limited, an affiliate of Prudential plc, and Jackson owned 100% of the outstanding capital shares of the JNL/PPM America Total Return Fund.  At October 31, 2010, the shares owned of the JNL/PPM America Total Return Fund were as follows:

Class A Shares
The Prudential Assurance Company Limited	2,220,197
Jackson	111

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Trust's Board of Trustees ("Board" or "Trustees").  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; and other data, as well as broker quotes.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.  All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Exchange traded futures contracts are valued at the last sales price as of the close of business on the local exchange.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over-the-counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Board.  Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant

JNL Investors Series Trust
Notes to Financial Statements
October 31, 2010

transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number.  For expanded disclosure of fair value measurements, see the Notes to the Schedules of Investments, FASB Accounting Standards Codification ("ASC") Topic 820, “Fair Value Measurements and Disclosure”.

Distributions to Shareholders – The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  The JNL/PPM  America Total  Return Fund generally declares and pays dividends from net investment income annually, but may pay more frequently to avoid excise tax.  The JNL Money Market Fund declares dividends daily and pays dividends monthly.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carryforwards.

Expenses – Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Federal Income Taxes – Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders.  Therefore, no federal income tax provision is required.

Guarantees and Indemnifications – Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance  of  their  duties  to the Funds.  In addition,  certain of the Funds’  contracts  with service providers  contain  general  indemnification  clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions and Investment Income - Security transactions are recorded on the trade date.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3.  FINANCIAL DERIVATIVES AND OTHER SECURITIES INVESTMENTS
FASB ASC Topic 815,  “Derivatives and Hedging" – This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Futures Contracts – The JNL/PPM America Total Return Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund used futures contracts to manage its exposure to or hedge against changes in securities prices and interest rates or as an efficient means of adjusting overall exposure as part of its investment strategy.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount, known as the "initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the "variation margin", are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures, guarantees the future contracts against default.

At October 31, 2010, the JNL/PPM America Total Return Fund held open derivative investments in futures contracts whose primary underlying risk exposure is interest rate risk.  Variation margin related to futures is reflected as receivable or payable for variation margin in the Statement of Assets and Liabilities.  During the year ended October 31, 2010, realized gains and change in unrealized appreciation (depreciation) in futures contracts is reflected for such investments in the Statement of Operations.  The futures contracts outstanding as of October 31, 2010, as disclosed in the Notes

JNL Investors Series Trust
Notes to Financial Statements
October 31, 2010

to the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on futures contracts during the year as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund.

U.S. Government Agencies or Government-Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors who are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury announced the creation of a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and the creation of a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. Sometimes these securities are referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Many of these securities are valued by approved pricing services.  These securities are sometimes valued in good faith using procedures adopted by the Board after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance.  Where future dispositions of the securities require registration under the Securities Act of 1933, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - A Fund may invest in repurchase agreements.  A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker-dealer, to repurchase that security back from the Fund at a specified price and date or upon demand.  The underlying securities used as collateral for all repurchase agreements are held in safekeeping at the Fund’s Custodian or designated subcustodians under triparty repurchase agreements.  The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest.  Procedures for all repurchase agreements have been designed to monitor that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Delayed-Delivery Securities - The JNL/PPM America Total Return Fund may purchase or sell securities on a delayed delivery basis, including To Be Announced (“TBA”) securities.  These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss.  When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, the JNL/PPM America Total Return Fund may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the

JNL Investors Series Trust
Notes to Financial Statements
October 31, 2010

securities, of the same issuer, as the position held short.  Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the consideration of factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral.

Dollar Roll Transactions – The JNL/PPM America Total Return Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.  During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities.  The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  The Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which the Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Securities Lending and Securities Lending Collateral– The JNL/PPM America Total Return Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers pay the Fund’s securities lending agent negotiated lender fees and the Fund receives a fee equal to a percentage of the negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s market value of the securities loaned, marked to market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The JNL/PPM America Total Return Fund did not participate in the securities lending program during the year ended October 31, 2010.

Unfunded Loan Committments - A Fund may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked to market daily.  Net unrealized appreciation/(depreciation) on unfunded loan commitments is reflected in other assets and other liabilities in the Statement of Assets and Liabilities.  Funded portions of credit agreements are presented in the Schedules of Investments. The following table details unfunded loan commitments at October 31, 2010.

Unfunded
JNL/PPM America Total Return Fund	Commitment
GenOn Escrow Corp. - Term Loan B, 0.00%, 09/20/17	$ 99,000

NOTE 4.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES
The Trust has an investment advisory agreement with JNAM, whereby JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily, paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by JNAM to the sub-advisers as compensation for their services.  The JNL/PPM  America Total Return Fund is obligated to pay JNAM an annual rate of 0.50% for net assets up to $1 billion and 0.45% for net assets over $1 billion.  The JNL Money Market Fund is obligated to pay JNAM an annual rate of 0.20% for net assets up to $750 million and 0.18% for net assets over $750 million.

Administrative Fee – JNAM also serves as the “Administrator” to the Funds.  The JNL/PPM America Total Return Fund pays JNAM an Administrative Fee at an annual rate of 0.10% of the average daily net assets of the Fund which is accrued daily and paid monthly.  JNAM provides or procures most of the necessary administrative functions and services for the operations of the JNL Money Market Fund at no additional cost.  In accordance with the Administration Agreement, JNAM is responsible for payment of the following expenses: fund accounting, shareholder reporting, shareholder servicing, certain legal, insurance, custody, audit, and tax fees.  Additionally, JNAM provides transfer agency services and Jackson National Life Distributors LLC (“JNLD”) provides distribution services at no additional cost to the Funds.

Rule 12b-1 Fees - The JNL/PPM America Total Return Fund adopted a Distribution Plan under the provisions of Rule 12b-1 of the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund’s Class A shares.  JNLD is the principal underwriter of the Fund, with responsibility for promoting sales of Fund shares.  JNLD is a wholly-owned subsidiary of Jackson and an affiliate of JNAM.  The Fund is subject to a Rule 12b-1 Fee in the annual amount of 0.20% for Class A shares in the event the Fund is offered for sale to the public.  The Fund is not presently offered for sale to the public and does not currently pay a Rule 12b-1 Fee.  Institutional Class shares of JNL Money Market Fund have no 12b-1 fees.

Deferred Compensation Plan – Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Trustees may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, shall be treated as if

JNL Investors Series Trust
Notes to Financial Statements
October 31, 2010

invested and reinvested in shares of one or more affiliated funds offered by the Adviser at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds.  Prior to January 1, 2007, Trustees were able to defer the receipt of their compensation under a separate plan.  Deferred amounts under this plan are credited at a fixed annual rate of return of five percent (5%).  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates - During the year ended October 31, 2010, the JNL/PPM America Total Return Fund invested in the JNL Money Market Fund.  The JNL Money Market Fund is advised by JNAM and offered as a cash management tool to the JNL/PPM America Total Return Fund and other affiliated funds managed by JNAM and is not available for direct purchase by members of the public.

NOTE 5.  FEDERAL INCOME TAX MATTERS
The following information is presented on an income tax basis. The primary differences in the amounts reported for financial statement and tax purposes are attributable to timing differences in recognizing gains and losses in investment transactions related to futures contracts and wash sales. As of October 31, 2010, the cost of investments, the components of net unrealized appreciation/(depreciation), undistributed net ordinary income and undistributed net long-term capital gains were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation)	Undistributed Net Ordinary Income*	Undistributed Net Long-Term Capital Gain
JNL/PPM America Total Return Fund	$ 26,043,829	$ 2,185,668	$ (32,684)	$ 2,152,984	$ 2,460,451	$ 511,684
JNL Money Market Fund	1,510,140,099	–	–	–	26,123	–

*    Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

To the extent there are differences between the amounts recognized for book-basis and federal tax-basis that are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: expired capital loss carryforwards, market discount or paydown reclassifications, net operating losses, accounting treatment of notional principal contracts and distribution adjustments.  The JNL/PPM America Total Return Fund had reclassifications to undistributed net investment income and accumulated realized gain of $35,823 and ($35,823), respectively, for the year ended October 31, 2010.  These reclassifications have no impact on net assets.

The JNL/PPM America Total Return Fund paid distributions of $2,362,215 from net ordinary income which consists of net taxable income derived from interest and net short-term capital gains, if any, during the tax year ended October 31, 2010.  The JNL/PPM America Total Return Fund did not pay any distributions during the tax year ended October 31, 2009.  The JNL Money Market Fund paid distributions of $662,429 and $3,209,490 from net ordinary income which consists of net taxable income derived from interest and net short-term capital gains, if any, during the tax years ended October 31, 2010 and 2009, respectively.

At October 31, 2010, the Funds did not have any capital loss carryovers for U.S. Federal income tax purposes.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2007, 2008, 2009 and 2010 which remain subject to examination, by the Internal Revenue Service.  These returns are not subject to examination by any other tax jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the year ended October 31, 2010.

NOTE 6.  SUBSEQUENT EVENTS
Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require financial statement disclosure and/or adjustments to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
JNL Investors Series Trust:

We have audited the accompanying statements of assets and liabilities of JNL Money Market Fund and JNL/PPM America Total Return Fund (the “Funds”) (series of JNL Investors Series Trust), including the schedules of investments, as of October 31, 2010, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years or period indicated herein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2010, the results of their operations, changes in their net assets and the financial highlights for each of the years or period indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois
December 14, 2010

JNL Investors Series Trust
Additional Disclosures (Unaudited)
October 31, 2010

Disclosure of Fund Expenses
Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees and other operating expenses.  Operating expenses such as these are deducted from each Fund's gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds.  It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 4/30/2010	Ending Account Value 10/31/2010	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 4/30/2010	Ending Account Value 10/31/2010	Annualized Expense Ratios	Expenses Paid During Period
JNL/PPM America Total Return Fund
Class A	$ 1,000.00	$ 1,069.10	0.60%	$ 3.13	$ 1,000.00	$ 1,022.18	0.60%	$ 3.06
JNL Money Market Fund
Institutional Class	1,000.00	1,000.40	0.20%	1.01	1,000.00	1,024.20	0.20%	1.02

Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Fund toll-free at 1-866-255-1935.

Proxy Voting Guidelines
The Funds’ Board has adopted the Proxy voting polices and procedures (“Policy”) of the Adviser, pursuant to which the Funds’ Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the sub-advisers.  The Trust has adopted each of the sub-adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders.  The sub-advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The sub-advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  In addition, the sub-advisers will monitor situations that may result in a conflict of interest, in accordance with their Procedures. A description of the Policy and the Procedures used by the Adviser and sub-advisers to vote proxies relating to the Funds’ portfolio securities, and information on how the Funds voted proxies for portfolio securities during the 12-month period ended June 30, 2010 are available (1) without charge, upon request by calling 1-866-255-1935,  and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

Trustees And Officers the Trust

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Interested Trustee
Mark D. Nerud, CPA (44) 1 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	101
Principal Occupation(s) During Past 5 Years:
Chief Executive Officer of the Adviser (1/2010 to present); President of the Adviser (1/2007 to present); Chief Financial Officer of the Adviser (11/2000 to 1/2007) and Managing Board Member of the Adviser (11/2000 to 11/2003) (1/2007 to present); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); Vice President (8/1997 to 12/2006), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/2002 to 12/2006); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/2000 to 12/2009)

Other Directorships Held by Trustee: None

Disinterested Trustees
Michael Bouchard (54) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2003 to present)	101
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/1999 to present)

Other Directorships Held by Trustee: None

William J. Crowley, Jr. (65) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	101
Principal Occupation(s) During Past 5 Years: Managing Partner (Baltimore Office) – Arthur Andersen LLP (1995 to 2002); Board Member of various corporate boards (2002 to present)

Other Directorships Held by Trustee:
Director of Alpha Natural Resources (07/2009 to present); Director of Foundation Coal Holdings, Inc. (from 12/2004 until 7/2009 when the company was acquired); Director of Bio Veris Corporation (from 5/2003 until 6/2007 when the company was acquired); Director of Provident Bankshares Corporation (from 5/2003 until 5/2009 when the company was acquired)

Dominic D’Annunzio (72) 1 Corporate Way Lansing, MI 48951	Chairman of the Board 2 (2/2004 to present) Trustee 2 (2/2002 to present)	101
Principal Occupation(s) During Past 5 Years: Acting Commissioner of Insurance for the State of Michigan (1/1990 to 5/1990) and (8/1997 to 5/1998)

Other Directorships Held by Trustee: None

Michelle Engler (52) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2003 to present)	101
Principal Occupation(s) During Past 5 Years: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

Other Directorships Held by Trustee::
Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
James Henry, Ph.D. (71) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	101
Principal Occupation(s) During Past 5 Years: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to July 2009)

Other Directorships Held by Trustee: None

Richard McLellan (68) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/1994 to present)	101
Principal Occupation(s) During Past 5 Years:
Attorney (2010 to present); Senior Counsel, Dykema Gossett PLLC (2007 to 2009); Member, Dykema Gossett PLLC (Law Firm) (1973 to 2007); Adjunct Associate Professor, Michigan State University (2008 to present)

Other Directorships Held by Trustee: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)

William R. Rybak (59) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	101
Principal Occupation(s) During Past 5 Years: Board Member of various corporate boards (see below) (2002 to present)

Other Directorships Held by Trustee:
Member of the Board of Directors of Christian Brothers Investments, Inc. (2010 to present); Chairman of the Board of Trustees of Lewis University (1982 – 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to present); Member of the Boards of each of the Calamos Mutual Funds (2002 to present) since 2002; Member of the Board of Directors of The PrivateBancorp (2003 to present); Chairman of the Board of Trustees of St. Coletta’s of Illinois (2004 to 2007) and Member of the Board (2000 to 2007)

Patricia A. Woodworth (55) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	101
Principal Occupation(s) During Past 5 Years:
Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007)

Other Directorships Held by Trustee: None

1 Mr. Nerud is an “interested person” of the Trust due to his position with Jackson National Asset Management, LLC, the Fund’s Adviser.

2 The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Officers
Karen J. Buiter, CPA (45) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Assistant Vice President – Fund Reporting of the Adviser (4/2008 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Treasurer of Henderson Global Funds (2/2004 to 3/2008); Assistant Controller of Code, Hennessy & Simmons LLC (2002 to 2004)

Other Directorships Held by Trustee: Not Applicable

Kelly L. Crosser (37) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Assistant Secretary of other Investment Companies advised by the Adviser (9/2007 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/2007 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/2006 to 4/2007): Senior Paralegal of Jackson National Life Insurance Company (6/2004 to 2/2006)

Other Directorships Held by Trustee: Not Applicable

Steven J. Fredricks (40) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/2005 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/2005 to present); Attorney of Jackson National Life Insurance Company (2/2002 to 1/2005)

Other Directorships Held by Trustee: Not Applicable

Danielle A. Hernandez (30) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (12/2007 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Compliance Analyst of the Adviser (6/2009 to present); Compliance Analyst of the Adviser (08/2006 to present); Administrative Assistant of the Adviser (12/2005 to 08/2006); Executive Assistant at the U.S. House of Representatives, Washington, D.C. (2002 to 2005)

Other Directorships Held by Trustee: Not Applicable

Daniel W. Koors, CPA (40) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/2006 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Vice President of the Adviser (1/2009 to present) and Chief Financial Officer of the Adviser (1/2007 to present); Vice President of the Adviser (1/2007 to 12/2008); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/2006 to 12/2006); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/2006 to 1/2009); Partner of Deloitte & Touche LLP (2003 to June 2006)

Other Directorships Held by Trustee: Not Applicable

Michael Piszczek, CPA (53) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Vice President of other Investment Companies advised by the Adviser (11/2007 to present); Assistant Vice President – Tax of the Adviser (11/2007 to present); Assistant Vice President – Nuveen Investments (4/1999 to 8/2007); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/1999 to 8/2007)

Other Directorships Held by Trustee: Not Applicable

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Officers
Susan S. Rhee (38) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/2004 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Vice President and General Counsel of the Adviser (1/2010 to present); Chief Legal Officer (7/2004 to 12/2009) and Secretary (11/2000 to present) of the Adviser; Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/2004 to present); Assistant Vice President of Jackson National Life Insurance Company (8/2003 to 12/2009); Associate General Counsel of Jackson National Life Insurance Company (7/2001 to 12/2009)

Other Directorships Held by Trustee: Not Applicable

Trustees of the JNL Investors Series Trust

The interested Trustee and the Officers of the Trust (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers.  The following persons, who are disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the twelve-month period ended October 31, 2010.

Trustee	Aggregate Compensation from the Trust1	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Michael Bouchard	$3,947	$0	$0	$129,0004
William J. Crowley, Jr.	$3,130	$0	$0	$126,5005
Dominic D’Annunzio 3	$4,038	$0	$0	$156,5006
Michelle Engler	$4,015	$0	$0	$129,000
James Henry	$3,215	$0	$0	$126,5007
Richard McLellan	$4,482	$0	$0	$144,000
William R. Rybak	$4,015	$0	$0	$129,000
Patricia Woodworth	$2,898	$0	$0	$141,5008
Steven J. Fredricks 2	$5,444	$0	$0	$265,818

1 The fees paid to the independent Trustees are paid for combined meetings of all Funds in the Fund Complex.  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Trustees are $1,082,000.
2 Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex.  The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.
3 Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee.  Therefore, he does not receive any compensation as a member of the Governance Committee.
4 Amount includes $6,450 deferred by Mr. Bouchard.
5 Amount includes $75,900 deferred by Mr. Crowley.
6 Amount includes $78,250 deferred by Mr. D’Annunzio.
7 Amount includes $67,900 deferred by Mr. Henry.
8 Amount includes $141,500 deferred by Ms. Woodworth.

JNL INVESTORS SERIES TRUST
(the "Trust")

APPROVAL OF THE TRUST’S
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of each Fund and, as required by law, determines annually whether to approve the Trust’s advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s sub-advisory agreement.

At a meeting on May 24-25, 2010, the Board, including all of the Independent Trustees, considered information relating to the continuation of the investment sub-advisory agreements between JNAM and certain Sub-Advisers to the Trust, (together, “Agreements” refers to the Agreement and applicable Sub-Advisory Agreements).  In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration.  At the conclusion of the Board’s discussion, the Board approved the Agreements through June 30, 2011.

In reviewing the Advisory Agreement and considering the information, the Board was advised by outside legal counsel to the Trust, and the Independent Trustees were advised by independent legal counsel.  The Board considered the factors it deemed relevant: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) its profitability, including an analysis of the cost of providing services and comparative expense information, (4) whether economies of scale may be realized as each Fund grows and whether the fee structure reflects the economies of scale for each Fund’s investors, and (5) other benefits that may accrue to JNAM through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Advisory Agreement.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of the applicable Fund.  In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian.  With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers.  The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Funds’ Chief Compliance Officer (“CCO”).

Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including how the Fund performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark (“benchmark”) index. The performance reviewed by the Board was for periods ended on December 31, 2009 (unless otherwise noted).  When available, the Board considered one-, five-, ten-year, or since inception performance.

JNL Money Market Fund.  The Board considered that the Fund outperformed the peer group and its benchmark for the one-year period and since inception.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Total Return Fund.  The Board considered that the Fund outperformed its benchmark and the peer group for the one-year period.  The Board also noted that the Fund outperformed its benchmark since inception.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser.  For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers.  The Board also noted that JNAM does not manage any institutional accounts with which Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL Money Market Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Total Return Fund.  The Board took into account that the Fund’s advisory fees are higher than the peer group average and the Fund’s sub-advisory fees are lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase.  The Board concluded that the advisory fees in some measure share economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that certain Sub-Advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  The Board considered JNAM’s assertion that those meetings would not yield a profit to the Funds’ distributor, Sub-Advisers would not be required to participate in the meetings and recommendations to hire or fire Sub-Advisers would not be influenced by a Sub-Adviser’s willingness to participate in the meetings.  In addition, certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences.  The Board reviewed the monetary values of these transactions.  Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s).

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There were no substantive amendments or any waivers to this code of ethics during the period covered by this report.  A copy of this code of ethics is filed as exhibit 12(a)(1) to this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

The registrant has named William J. Crowley, Jr. as an Audit Committee financial expert serving on its Audit Committee.  William J. Crowley, Jr. is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4.  Principal Accountant Fees and Services.

(a)-(d)

In accordance with the terms of the Trust’s Amended and Restated Administration Agreement dated December 15, 2006, for the JNL Money Market Fund, JNAM, the Fund’s administrator, was responsible for the payment of all expenses associated with the annual audit and other required services of the independent registered public accounting firm, and all expenses associated with the preparation and filing of the tax returns.  Effective September 28, 2009, the Amended and Restated Administration Agreement was entered into by and between JNAM and the Trust, such that the Trust will also pay the aforementioned expenses for the JNL/PPM America Total Return Fund on a go-forward basis.

KPMG LLP (“KPMG”) was appointed by the Board of Trustees as the independent registered public accounting firm of the registrant for the fiscal years ended October 31, 2009, and October 31, 2010.  The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2009	$ 20,000	$ 6,155	$ 50,000	$ 0
2010	$ 20,600	$ 0	$ 4,000	$ 0

The above Audit-Related Fees for 2009 are the aggregate fees billed for professional services rendered by KPMG to the registrant for the services provided in connection with the registrant’s Rule 17f-2 security counts.

The above Tax Fees for 2009 and 2010 are the aggregate fees billed for professional services by KPMG to the registrant for tax compliance, tax advice, and tax return review.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2009	$ 48,110	$ 0	$ 0
2010	$ 51,129	$ 0	$ 0

The above Audit-Related Fees are the aggregate fees billed to Adviser Entities for the performance of an internal control review pursuant to Statement of Auditing Standards No. 70 of the adviser and administrator of the registrant.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors' independence.  The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established Funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended October 31, 2009, was $104,265.  As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended October 31, 2010, was $55,129.

(h) For the fiscal years ended October 31, 2009, and October 31, 2010, the Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Included as a part of the report to shareholders filed under Item 1.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)
The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures.  Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)
There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits.

(a)	(1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	December 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	December 23, 2010

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	December 23, 2010

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant's Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.